INCOME TAX CREDIT (Narrative) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense	[1]	$ 37,000	$ (167,000)	$ (841,000)
Corporation tax rate		12.50%	12.50%	12.50%
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense		$ 118,000	$ 53,000	$ 444,000
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred tax (credit)/expense		$ 81,000	$ 220,000	$ 397,000

[1]	In 2021, there was a deferred tax charge of US$118,000 (2020: charge US$53,000; 2019: credit of US$444,000) recognised in respect of Ireland and a deferred tax credit of US$81,000 (2020: credit of US$220,000; 2019: credit of US$397,000) recognised in respect of overseas tax jurisdictions.